Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

NOTE 21: DISCONTINUED OPERATIONS

a.	During 2010, the Company’s management decided to sell its Irish facility. The results of operations of the Irish facility have been classified as discontinued operations in the Consolidated Statements of Operations.

b.	The following is the detail of discontinued operations:

	Year ended December 31,
	2011	2010	2009

Sales, net	$(54)	$(931)	$(1,705)
Cost of sales	286	3,278	7,682

Gross loss	232	2,347	5,977
Operating expenses:
Research and development, net	88	267	940
Selling, marketing, general and administrative	295	921	1,858

Operating loss	615	3,535	8,775
Financial expenses, net	(144)	(3,139)	2,952
Other gain, net	(38)	(44)	(13)

Loss before income taxes	433	352	11,714
Tax expense	—	—	—

Net loss from discontinued operations	$433	$352	$11,714